Impairment of non-current assets - Investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detailed informations about impairment losses reversals of assets [Line Items]
Investment in associates and joint ventures	$ (318,962)	$ 302,136	$ (5,155)
Offshore International Group
Detailed informations about impairment losses reversals of assets [Line Items]
Investment in associates and joint ventures	(184,209)	193,345	37,589
Equion Energy Limited [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Investment in associates and joint ventures	$ (134,753)	$ 108,791	$ (42,744)